Income Taxes - Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Federal income tax at statutory rates	$ (9,117)	$ (8,804)
State income taxes, net of federal income tax benefits	(2,249)	(1,536)
Permanent items:
Foreign inclusions	1,104	369
Other permanent differences	585	804
Rate differential on foreign income	262	452
Valuation allowance	3,667	(40,849)
Provision to return adjustments	182	2,910
Net operating loss ("NOL") carryforward asset limitation	0	41,767
Other	667	108
Income tax benefit	$ (4,899)	$ (4,779)
Effective income tax (benefit) rate (as a percent)	11.30%	11.40%